INVESTMENT SERIES FUNDS, INC.

                            Federated Investors
                         Federated Investors Tower
                    Pittsburgh, Pennsylvania 15222-3779

                              (412) 288-1900

                               March 4, 1997



EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

   RE: Federated Bond Fund
       (a portfolio of Investment Series Funds, Inc.)
       1933 Act File No. 33-48847
       1940 Act File No. 811-07021

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Company hereby certifies that the definitive forms of prospectuses and statement of additional information dated February 28, 1997, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statement of additional information contained in the most recent registration statement for the Company. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment
No. 12 on February 28, 1997.


     If you have any questions regarding this certification, please call Leslie Petrone at (412) 288-1472.

                                   Very truly yours,



                                   /s/ S. Elliott Cohan
                                   S. Elliott Cohan
                                   Assistant Secretary